Unique Loan ID	Occupancy	Purpose	QM Status	Overall Grade	Credit Grade	Credit Exceptions	Credit Exception Information	Credit Exception Comments	Property Grade	Property Exceptions	Property Exception Information	Property Exception Comments	Compliance Grade	Compliance Exceptions	Compliance Exception Information	Compliance Exception Comments	Compliance Comp Factors	Compensating Factors	Subject to Predatory - Unable to Test	Category	Fitch Final Compliance Grade	Moody's Final Compliance Grade	DBRS Final Compliance Grade
300002	Primary	Refinance Cash-out - Debt Consolidation		3	1				1				3
[3] Federal Compliance - Final TIL APR Under/Over Disclosed By Greater Than 0.125%: Truth In Lending Act:  Final TIL APR of 3.18500% is underdisclosed from calculated APR of 4.18827% outside of 0.125% tolerance.
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $165,649.35 is underdisclosed from calculated Finance Charge of $232,542.47 in the amount of $66,893.12.
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
 [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided

TILA APR -  subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

 TILA ROR - 3yrs for rescindable transactions.
																				TILA SOL Expired	B	B	B
300004	Primary	Refinance Cash-out - Debt Consolidation		3	1				1				3
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
 [2] Missing Document - Missing Document: Missing 1003 Initial - Lender's
															Compliance testing was completed using up to a 6 month look back from the Note date.		TILA ROR - 3yrs for rescindable transactions.			TILA SOL Expired	B	B	B
300008	Primary	Purchase		2	1				1				2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.						-	B	B	B
300012	Primary	Refinance Cash-out - Debt Consolidation		1	1				1				1							-	A	A	A
300013	Primary	Refinance Cash-out - Debt Consolidation		3	1				1				3
[3] Closing / Title - Missing Final HUD-1: Missing Final HUD-1.  Title Co. Closing Statement used for any applicable Federal, State or Local compliance testing.
 [2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
																			Yes	TR Indeterminable	D	D	D
300014	Investment	Refinance Cash-out - Other		1	1				1				1							-	A	A	A
300016	Primary	Refinance Cash-out - Other		3	1				1				3
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $198,158.94 is underdisclosed from calculated Finance Charge of $198,269.01 in the amount of $110.07.
[2] Missing Document - Initial TIL not provided
 [2] Missing Document - Missing Document: Missing 1003 Initial - Lender's
															Compliance testing was completed using up to a 6 month look back from the Note date.
TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

 TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
																				TILA SOL Expired	B	B	B
300017	Primary	Refinance Cash-out - Other		1	1				1				1							-	A	A	A
300018	Primary	Purchase		1	1				1				1							-	A	A	A
300019	Primary	Purchase		1	1				1				1							-	A	A	A
300023	Investment	Refinance Cash-out - Other		2	1				1				2	[2] Missing Document - Missing Document: Missing 1003 Initial - Lender's						-	B	B	B
300024	Primary	Purchase		3	1				1				3
[3] Federal Compliance - Final TIL APR Under/Over Disclosed By Greater Than 0.125%: Truth In Lending Act:  Final TIL APR of 9.75600% is underdisclosed from calculated APR of 9.88362% outside of 0.125% tolerance.
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $495,553.93 is underdisclosed from calculated Finance Charge of $522,170.26 in the amount of $26,616.33.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
 [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

TILA APR -  subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

 TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
																				TILA SOL Expired	B	B	B
300025	Primary	Construction-Permanent		3	3	[3] Application / Processing - Missing Document: Flood Certificate not provided			1				2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided [2] Missing Document - Initial TIL not provided [2] Missing Document - Missing Document: Missing 1003 Initial - Lender's	Compliance testing was completed using up to a 6 month look back from the Note date.		TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-	B	B	B
300048	Primary	Refinance Cash-out - Other		2	1				1				2	[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.						-	B	B	B
300049	Primary	Purchase		1	1				1				1							-	A	A	A
300050	Primary	Refinance Cash-out - Other		3	1				1				3
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $620,067.15 is underdisclosed from calculated Finance Charge of $620,753.37 in the amount of $686.22.
 [2] Missing Document - Missing Document: Missing 1003 Initial - Lender's
															Compliance testing was completed using up to a 6 month look back from the Note date.		TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired	B	B	B
300051	Primary	Refinance Cash-out - Other		3	1				1				3
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $734,128.04 is underdisclosed from calculated Finance Charge of $735,027.07 in the amount of $899.03.
															Unable to determine under disclosure due to missing itemization of amount financed.		TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired	B	B	B
300052	Investment	Refinance Cash-out - Other		1	1				1				1							-	A	A	A
300053	Primary	Refinance Rate/Term		1	1				1				1							-	A	A	A
300055	Primary	Refinance Cash-out - Debt Consolidation		3	1				1				3
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $768,611.88 is underdisclosed from calculated Finance Charge of $769,191.91 in the amount of $580.03.
[2] Missing Document - Missing Document: Missing 1003 Initial - Lender's
 [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
															Compliance Testing was completed using up to a 6 month look back from the Note date.		TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired	B	B	B
300057	Primary	Purchase		2	1				1				2	[2] Federal Compliance - FACTA Disclosure Not Provided Prior to Closing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. [2] Missing Document - Missing Document: Missing 1003 Initial - Lender's	Compliance testing was completed using up to a 6 month look back from the Note date					-	B	B	B
300058	Primary	Refinance Rate/Term		3	3	[3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided			1				3
[3] Closing / Title - Missing Final HUD-1: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Unable to test rescission due to missing information.
[3] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Unable to test RTC expiration date due to missing information.
[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
 [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
																	TILA ROR - 3yrs for rescindable transactions. TILA ROR - 3yrs for rescindable transactions.		Yes	TR Indeterminable	D	D	D
300059	Second Home	Purchase		3	1				1				3
[3] Federal Compliance - Final TIL APR Under/Over Disclosed By Greater Than 0.125%: Truth In Lending Act:  Final TIL APR of 7.11600% is underdisclosed from calculated APR of 7.39469% outside of 0.125% tolerance.
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $203,254.44 is underdisclosed from calculated Finance Charge of $207,154.55 in the amount of $3,900.11.
 [2] Federal Compliance - FACTA Disclosure Not Provided Prior to Closing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
															Final TIL payment stream does not include Mortgage Insurance.
TILA APR -  subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

 TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
																				TILA SOL Expired	B	B	B
300060	Primary	Refinance Cash-out - Debt Consolidation		2	1				1				2	[2] Missing Document - Missing Document: Missing 1003 Initial - Lender's [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Compliance testing was completed using up to a 6 month look back from the Note date.					-	B	B	B
300065	Primary	Refinance Cash-out - Other		1	1				1				1							-	A	A	A
300084	Primary	Refinance Cash-out - Other		2	1				1				2	[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.						-	B	B	B
300085	Primary	Purchase		2	1				1				2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.						-	B	B	B
300086	Primary	Refinance Cash-out - Other		1	1				1				1							-	A	A	A
300087	Primary	Purchase		2	1				1				2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [2] Missing Document - Initial TIL not provided [2] Missing Document - Missing Document: Missing 1003 Initial - Lender's	Compliance testing was completed using up to a 6 month look back from the Note date.		TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-	B	B	B
300088	Primary	Refinance Rate/Term		1	1				1				1							-	A	A	A
300130	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Flood Certificate not provided			1				3
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] Miscellaneous Compliance - (Missing Data) Appraised Value
[2] Federal Compliance - FACTA Disclosure Not Provided Prior to Closing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
 [2] Missing Document - Initial TIL not provided
																	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. TILA ROR - 3yrs for rescindable transactions.			TILA SOL Expired	B	B	B
300131	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Final 1003 [3] Application / Processing - Missing Valuation:	Appraisal missing from loan file.		1				3
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[3] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Miscellaneous Compliance - Initial TIL not provided
 [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 7/14/2007 which is 1 months prior to consummation.  A 7 month lookback was used to determine this application date.  The final date used for testing was 2/14/2007.
															Appraisal not provided.		TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. TILA ROR - 3yrs for rescindable transactions.		Yes	TR TIL Deficiency	B	B	B
300133	Primary	Refinance Cash-out - Debt Consolidation		3	1				1				3
[3] Closing / Title - Missing Final HUD-1: Missing Final HUD-1.  Estimated HUD1 used for any applicable Federal, State or Local compliance testing.
[3] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
 [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.

Final HUD line 1305 shows "See addn'l disb exhibit"  Exhibit not located in the file.
 TIL in file is indicated to be final, expected funding date same as disbursement date but is not signed or dated by borrower so cannot confirm that borrower received
																	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Yes	TR Indeterminable	D	D	D
300134	Primary	Refinance Cash-out - Debt Consolidation		3	3	[3] Application / Processing - Missing Document: Missing Final 1003			1				3
[3] Closing / Title - Missing Document: Note - Subject Lien not provided
[3] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
 [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.
															TIL in file is indicated to be final, expected funding date same as disbursement date is initialed but not dated by borrower.		TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Yes	TR Note Deficiency (UAL State)	D	D	D
300135	Primary	Refinance Rate/Term		2	1				1				2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.						-	B	B	B
300136	Primary	Purchase		3	1				1				3
[3] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
 [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
																	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		No	TNR Testing Not Required	C	C	C
300137	Primary	Refinance Rate/Term		3	1				1				3
[3] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
 [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
																	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Yes	TR TIL Deficiency	B	B	B
300138	Primary	Purchase		3	1				1				3
[3] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
 [2] Missing Document - Missing Document: Missing 1003 Initial - Lender's
															Compliance testing was completed using up to a 6 month look back from the Note date.		TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		No	TNR Testing Not Required	C	C	C
300139	Primary	Purchase		2	1				1				2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided [2] Missing Document - Initial TIL not provided			TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			-	B	B	B
300140	Primary	Purchase		1	1				1				1							-	A	A	A
300141	Primary	Purchase		3	1				1				3
[3] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
 [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
															TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.		TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Tested	TR Tested	B	B	B
300143	Primary	Purchase		2	1				1				2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.						-	B	B	B
300144	Primary	Refinance Rate/Term		3	3	[3] Application / Processing - Missing Document: 1003 Final not provided [3] Application / Processing - Missing Document: Flood Certificate not provided [3] Closing / Title - Title: Evidence of title is missing			1				3
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[3] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
 [2] Missing Document - Missing Document: Missing 1003 Initial - Lender's
															Compliance testing was completed using up to a 6 month look back from the Note date.		TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. TILA ROR - 3yrs for rescindable transactions.		Yes	TR TIL Deficiency	B	B	B
300145	Primary	Purchase		2	1				1				2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.						-	B	B	B
300146	Primary	Purchase		3	1				1				3
[3] Closing / Title - Missing Final HUD-1: Missing Final HUD-1.  Estimated HUD1 used for any applicable Federal, State or Local compliance testing.
[3] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Missing Document - Initial TIL not provided
 [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
															TIL in file is indicated to be final, expected funding date same as disbursement date but is not signed or dated by borrower so cannot confirm that borrower received.
TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

 TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.
																			Yes	TR Indeterminable	D	D	D
300147	Primary	Purchase		3	3	[3] Closing / Title - Missing Document: Security Instrument not provided			1				3	[3] Closing / Title - Missing Document: Note - Subject Lien not provided [3] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties	TIL in file is indicated to be final, expected funding date same as disbursement date but is not signed or dated by borrower so cannot confirm that borrower received.		TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Yes	TR Note Deficiency	D	D	D
300168	Primary	Purchase		1	1				1				1							-	A	A	A
300178				3	1				1				3	[3] File Not Delivered					UTD	Indeterminable	D	D	D